Average Annual Total Returns - VictoryShares US EQ Income Enhanced Volatility Wtd ETF	VictoryShares US EQ Income Enhanced Volatility Wtd ETF 1 Year	VictoryShares US EQ Income Enhanced Volatility Wtd ETF 5 Years	VictoryShares US EQ Income Enhanced Volatility Wtd ETF Life of Fund		VictoryShares US EQ Income Enhanced Volatility Wtd ETF After Taxes on Distributions 1 Year	VictoryShares US EQ Income Enhanced Volatility Wtd ETF After Taxes on Distributions 5 Years	VictoryShares US EQ Income Enhanced Volatility Wtd ETF After Taxes on Distributions Life of Fund		VictoryShares US EQ Income Enhanced Volatility Wtd ETF After Taxes on Distributions and Sale of Fund Shares 1 Year	VictoryShares US EQ Income Enhanced Volatility Wtd ETF After Taxes on Distributions and Sale of Fund Shares 5 Years	VictoryShares US EQ Income Enhanced Volatility Wtd ETF After Taxes on Distributions and Sale of Fund Shares Life of Fund		Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes.) Life of Fund		Nasdaq Victory US Large Cap High Div. 100 Long/Cash Vol. Wtd Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Nasdaq Victory US Large Cap High Div. 100 Long/Cash Vol. Wtd Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Nasdaq Victory US Large Cap High Div. 100 Long/Cash Vol. Wtd Index (reflects no deduction for fees, expenses or taxes.) Life of Fund
Total	19.34%	9.36%	9.66%	[1]	18.43%	8.55%	8.86%	[1]	12.01%	7.27%	7.54%	[1]	26.54%	8.29%	8.31%	[1]	19.90%	9.83%	10.15%	[1]

[1]	Inception date is July 2, 2014.